Financial Liabilities - Movement in Senior Notes (Details) € in Thousands, $ in Thousands		12 Months Ended
	Dec. 02, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Senior notes
Borrowings
Nominal amount, beginning balance		€ 2,675,000
Issue		1,998,970
Exchange differences		23,492
Nominal amount, ending balance		4,697,462
Amount of repurchase offer for senior notes, same price plus unpaid accrued interests | $	$ 110,317
Senior unsecured notes (nominal value) 2017
Borrowings
Nominal amount, beginning balance		1,000,000
Nominal amount, ending balance		1,000,000
Senior unsecured notes (nominal value) Euros 2021
Borrowings
Issue		1,400,000
Nominal amount, ending balance		1,400,000
Senior unsecured notes (nominal value) US Dollars 2021
Borrowings
Issue		598,970
Exchange differences		23,492
Nominal amount, ending balance		622,462
Senior secured notes (nominal value) 2019
Borrowings
Nominal amount, beginning balance		1,675,000
Nominal amount, ending balance		€ 1,675,000